Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,890	$ 124	$ 3,558
Lease liabilities - noncurrent	7,001	$ 223	7,334
Lease liabilities	10,891		10,892
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	297		204
Lease liabilities - noncurrent	1,192		1,463
Lease liabilities	$ 1,489		$ 1,667